Associates and Joint Ventures - Schedule of Profit Loss of Associates and Joint Ventures Accounted for Using Equity Method (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue	[1]	£ 27,655	£ 25,684	£ 25,776
Profit from operations		10,523	10,234	9,962
Net finance costs		(1,641)	(1,486)	(1,745)
Profit before taxation		9,324	9,163	8,672
Taxation on ordinary activities		(2,478)	(2,189)	(2,108)
Profit for the year		6,846	6,974	6,564
Non-controlling interests		(180)	(173)	(164)
Post-tax results of associates and joint ventures		442	415	455
Associates and JVs
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		9,486	7,668	7,001
Profit from operations		1,971	1,911	2,006
Net finance costs		21	13	(6)
Profit before taxation		1,992	1,924	2,000
Taxation on ordinary activities		(595)	(499)	(421)
Profit for the year		1,397	1,425	1,579
Non-controlling interests		(27)	(22)	(30)
Post-tax results of associates and joint ventures		1,370	1,403	1,549
Groups Share in Associates and Joint Ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Revenue		2,675	2,164	1,983
Profit from operations		622	567	591
Net finance costs		4	2	(2)
Profit before taxation		626	569	589
Taxation on ordinary activities		(176)	(147)	(125)
Profit for the year		450	422	464
Non-controlling interests		(8)	(7)	(9)
Post-tax results of associates and joint ventures		£ 442	£ 415	£ 455

[1]	Revenue is net of duty, excise and other taxes of £38,527 million, £38,595 million and £39,172 million for the years ended 31 December 2022, 2021 and 2020, respectively.